Putnam
Capital
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce the appointment of Gerald I. Moore to your fund's management team. Gerald joined Putnam in 1997 from The Boston Company Asset Management. Most recently at Putnam, he was a senior equity analyst in the Specialty Growth Equity Group. He has seven years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
December 20, 2000

REPORT FROM FUND MANAGEMENT

Joseph P. Joseph
Sandeep Mehta
Gerald I. Moore

Sticking with our discipline proved rewarding for the six months ended October 31, 2000, as Putnam Capital Opportunities Fund delivered solid returns. For the financial markets overall, the period was a turbulent one. Although the stock market recovered after its sharp declines in April, by the close of the semiannual period stocks in many industries had once again turned downward. The stocks hurt most by the volatile conditions were those in the fastest-growing industries, such as technology and telecommunications. On the other hand, slower-growth industries such as energy, utilities, industrials, and financials began to achieve gains.

Total return for 6 months ended 10/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   31.24%  23.72%   30.71%  25.71%   30.73%  29.73%   30.79%  26.19%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* STOCK SELECTION ESSENTIAL IN TURBULENT TIMES

Our focus on individual stocks rather than overall industry trends was a tremendous advantage in this market environment. All companies, regardless of their size, products, services, or industry, have an underlying long-term business worth. While a company's stock price may fluctuate, this underlying worth is crucial in evaluating long-term growth potential. Once we have determined a company's intrinsic worth, we establish price targets for buying and selling the stock; these valuations are constantly monitored and adjusted by our investment team. We stay focused on individual stocks and stick with our decisions to buy, sell, or hold them, even when there is strong market sentiment to the contrary.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics               13.7%

Banking                   10.7%

Manufacturing              7.0%

Aerospace/defense          6.3%

Medical technology         5.7%

Footnote reads:
*Based on net assets as of 10/31/00. Holdings will vary over time.


This discipline was put to the test during the semiannual period, beginning in the first few weeks when technology stock prices fell sharply from their highs. Using our valuation method, we concluded that many technology stocks were worth more than their current prices indicated. The short-term market downturn had brought their prices down considerably, but we believed they had plenty of room to grow. When most investors were fleeing from technology stocks, we added more to the portfolio. As a result, the fund benefited considerably when these stocks experienced strong gains throughout the summer months.


"Our focus on individual stocks rather than overall industry trends has been a tremendous advantage in the recent volatile market environment."

 -- Joe Joseph, portfolio manager


At no point, however, did we lose sight of our discipline; we continued to monitor each company's valuation and in September we determined that the prices of many of the technology holdings had reached our sell targets. We removed a number of them from the portfolio, just before the technology market collapsed again. While we do not believe in trying to time the market's moves, we have found that our company-by-company approach keeps us from getting distracted by short-term fluctuations.

* CYCLICAL INDUSTRIES OUTPERFORMED OTHER SECTORS

The same practice held true for the fund's investments in slower-growth cyclical stocks, those of companies in mature, established industries such as paper and packaging. As with technology stocks, we scrutinized their underlying long-term worth and decided that it was not reflected in their low stock prices. Among the cyclical holdings that performed well were Packaging Corporation of America, a producer of container board and corrugated packaging products, and SCP Pool Corporation, a distributor of swimming pool supplies. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* ELECTRONICS, CONTRACT MANUFACTURERS DELIVERED STRENGTH

In the electronics industry, we added a number of companies to the portfolio that have since performed quite well, including DDi Corp., a maker of electronic instruments and controls. The company capitalized on the high demand for its circuit boards, which are used for communications and networking and equipment. DDi's growth also has been boosted by aggressive new product development in the industries it targets. Another strong-performing stock in the electronics industry was APW Ltd. Formed in July as a spinoff of Applied Power Inc., the company specializes in electronic enclosure systems for computers and telecommunications equipment. Enclosures are the cases, power supplies, and cables that hold and protect the electronics in devices such as PCs. Keithley Instruments, which develops measurement systems for electronics companies, was another successful stock selection in the electronics sector.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Precision Castparts Corp.
Aerospace/defense

PerkinElmer, Inc.
Electronics

APW Limited
Electronics

SBS Technologies, Inc.
Technology services

DDi Corp.
Electronics

Shaw Group, Inc.
Manufacturing

Sybron International Corp.
Medical technology

Bank United Corp.
Banking

Thermo Electron Corp.
Manufacturing

Avocent Corp.
Electrical equipment

Footnote reads:
These holdings represent 27.0% of the fund's net assets as of 10/31/00. Portfolio holdings will vary over time.


During the period, the fund also profited from its investment in contract manufacturers Merix Corp. and ACT Manufacturing, Inc. Contract manufacturers are hired by other companies to handle specific business-support functions. For example, large computer and wireless equipment makers may hire a contract manufacturer to produce a specific type of electronic component needed for their equipment. Known as outsourcing, this practice has been recognized as an effective method for large companies to cut costs and streamline operations. Contract manufacturers have benefited particularly from the strong growth in the technology sector in the past few years.

* FOCUS ON STOCK SELECTION CONTINUES

After the close of the semiannual period, volatility in the markets intensified, particularly in the technology sector. Despite these difficult conditions, we continue to scrutinize the portfolio on a company-by-company basis, seeking the long-term growth potential that often is overlooked when markets are turbulent. While no one can predict the markets' behavior for the next six months, we enter the second half of fiscal 2001 committed to our disciplined approach and our focus on individual stocks of small and midsize companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Opportunities Fund is designed for investors seeking long-term growth of capital by investing primarily in stocks of U.S. companies that Putnam believes offer above-average growth potential.


TOTAL RETURN FOR PERIODS ENDED 10/31/00

                     Class A        Class B         Class C         Class M
(inception dates)   (6/1/98)       (6/29/98)       (7/26/99)       (6/29/98)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         31.24%  23.72%  30.71%  25.71%  30.73%  29.73%  30.79%  26.19%
------------------------------------------------------------------------------
1 year           48.49   39.89   47.57   42.57   47.64   46.64   47.94   42.74
------------------------------------------------------------------------------
Life of fund     46.70   38.33   44.27   41.27   44.31   44.31   45.06   39.91
Annual average   17.16   14.35   16.35   15.35   16.37   16.37   16.62   14.89
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/00

                                  Russell 2000           Consumer
                                     Index              price index
------------------------------------------------------------------------------
6 months                            -1.11%                 1.52%
------------------------------------------------------------------------------
1 year                              17.41                  3.45
------------------------------------------------------------------------------
Life of fund                        12.32                  6.82
Annual average                       4.92                  2.76
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance reflects an expense limitation currently or previously in effect, without which total return would have been lower.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 10/31/00

                       Class A       Class B      Class C       Class M
------------------------------------------------------------------------------
Distributions (number)*  --            --           --            --
------------------------------------------------------------------------------
Share value:         NAV     POP      NAV          NAV        NAV     POP
------------------------------------------------------------------------------
4/30/00            $9.38   $9.95    $9.28        $9.34      $9.32   $9.66
------------------------------------------------------------------------------
10/31/00           12.31   13.06    12.13        12.21      12.19   12.63
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)    (6/1/98)       (6/29/98)       (7/26/99)       (6/29/98)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         17.95%  11.19%  17.58%  12.58%  17.56%  16.56%  17.61%  13.48%
------------------------------------------------------------------------------
1 year           57.42   48.39   56.12   51.12   56.35   55.35   56.36   50.80
------------------------------------------------------------------------------
Life of fund     48.02   39.56   45.58   42.58   45.61   45.61   46.25   41.06
Annual average   18.33   15.38   17.49   16.45   17.50   17.50   17.72   15.91
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a performance measure for small and midsize company stocks. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and
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or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
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you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
October 31, 2000 (Unaudited)

COMMON STOCKS (93.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (2.2%)
-------------------------------------------------------------------------------------------------------------------
             67,500 True North Communications, Inc.                                                   $   2,543,906
            169,300 Valassis Communications, Inc. (NON)                                                   4,698,075
                                                                                                      -------------
                                                                                                          7,241,981

Aerospace/Defense (6.3%)
-------------------------------------------------------------------------------------------------------------------
             60,300 Aeroflex, Inc. (NON)                                                                  3,587,850
            453,400 Hexcel Corp. (NON)                                                                    4,959,063
            322,800 Precision Castparts Corp. (SEG)                                                      12,185,700
                                                                                                      -------------
                                                                                                         20,732,613

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
             33,600 SkyWest, Inc.                                                                         1,696,800

Banking (10.7%)
-------------------------------------------------------------------------------------------------------------------
            130,100 Bank United Corp. Class A                                                             7,375,044
             55,900 City National Corp.                                                                   1,921,563
             56,100 Commerce Bancorp, Inc.                                                                3,397,556
             85,200 Greater Bay Bancorp                                                                   2,774,325
             38,700 Investors Financial Services Corp.                                                    2,774,306
            134,300 M & T Bank Corp.                                                                      6,741,860
            155,600 TCF Financial Corp.                                                                   6,292,075
            184,700 UnionBanCal Corp.                                                                     3,878,700
                                                                                                      -------------
                                                                                                         35,155,429

Biotechnology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            104,200 Guilford Pharmaceuticals, Inc. (NON)                                                  2,572,438

Business Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
             97,300 Korn/Ferry Intl. (NON)                                                                3,405,500

Commercial and Consumer Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
            157,500 Moody's Corp.                                                                         4,144,219
            158,400 TeleTech Holdings, Inc. (NON)                                                         4,395,600
                                                                                                      -------------
                                                                                                          8,539,819

Communications Equipment (2.3%)
-------------------------------------------------------------------------------------------------------------------
            124,700 Harmonic Lightwaves, Inc. (NON)                                                       1,808,150
            142,600 MCK Communications, Inc. (NON)                                                        2,228,125
             48,800 Proxim, Inc. (NON)                                                                    2,958,500
             65,800 SpectraLink Corp. (NON)                                                                 489,388
                                                                                                      -------------
                                                                                                          7,484,163

Computers (2.3%)
-------------------------------------------------------------------------------------------------------------------
            138,800 Cabletron Systems, Inc. (NON)                                                         3,764,950
            265,600 Quantum Corp. (NON)                                                                   3,984,000
                                                                                                      -------------
                                                                                                          7,748,950

Conglomerates (0.9%)
-------------------------------------------------------------------------------------------------------------------
            108,600 Crane Co.                                                                             2,843,963

Consumer Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
            219,100 Multex.com, Inc. (NON)                                                                2,834,606
            142,500 Watson Wyatt & Co. Holdings (NON)                                                     2,467,031
                                                                                                      -------------
                                                                                                          5,301,637

Electrical Equipment (2.9%)
-------------------------------------------------------------------------------------------------------------------
             98,900 Avocent Corp. (NON)                                                                   7,015,719
            151,700 Sensormatic Electronics Corp. (NON)                                                   2,730,600
                                                                                                      -------------
                                                                                                          9,746,319

Electronics (13.7%)
-------------------------------------------------------------------------------------------------------------------
            145,000 ACT Manufacturing, Inc. (NON)                                                         4,766,875
             82,400 Amphenol Corp. (NON)                                                                  5,294,200
            210,500 APW Limited (NON)                                                                     9,722,459
            218,900 DDi Corp. (NON)                                                                       8,742,319
            101,600 Keithley Instruments, Inc.                                                            5,435,600
             94,600 PerkinElmer, Inc.                                                                    11,304,700
                                                                                                      -------------
                                                                                                         45,266,153

Energy (0.9%)
-------------------------------------------------------------------------------------------------------------------
            102,500 Precision Drilling Corp. (Canada) (NON)                                               2,934,063

Engineering & Construction (1.5%)
-------------------------------------------------------------------------------------------------------------------
            134,000 Insituform Technologies, Inc. (NON)                                                   4,782,125

Health Care Services (2.2%)
-------------------------------------------------------------------------------------------------------------------
            104,700 First Health Group Corp. (NON)                                                        4,083,300
             44,100 Trigon Healthcare, Inc. (NON)                                                         3,161,419
                                                                                                      -------------
                                                                                                          7,244,719

Insurance (3.8%)
-------------------------------------------------------------------------------------------------------------------
            117,100 Fidelity National Financial, Inc.                                                     2,876,269
             28,700 Gallagher, Arthur J. & Co.                                                            1,811,688
            102,100 Protective Life Corp.                                                                 2,361,063
            133,800 Stancorp Financial Group                                                              5,452,350
                                                                                                      -------------
                                                                                                         12,501,370

Investment Banking/Brokerage (1.6%)
-------------------------------------------------------------------------------------------------------------------
             99,000 Legg Mason, Inc.                                                                      5,141,813

Leisure Time (0.7%)
-------------------------------------------------------------------------------------------------------------------
             94,000 SCP Pool Corp. (NON)                                                                  2,432,250

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
            180,187 Orient Express Hotels, Ltd. (NON)                                                     3,254,628

Machinery (0.7%)
-------------------------------------------------------------------------------------------------------------------
            107,900 Esterline Technologies Corp. (NON)                                                    2,407,519

Manufacturing (7.0%)
-------------------------------------------------------------------------------------------------------------------
            158,200 Pentair, Inc.                                                                         4,716,338
            106,000 Shaw Group, Inc. (NON)                                                                8,639,000
            103,400 Stewart & Stevenson Services, Inc.                                                    2,481,600
            253,500 Thermo Electron Corp. (NON)                                                           7,351,500
                                                                                                      -------------
                                                                                                         23,188,438

Medical Technology (5.7%)
-------------------------------------------------------------------------------------------------------------------
            109,600 ArthroCare Corp. (NON)                                                                2,486,550
            139,300 ATS Medical, Inc. (NON)                                                               2,550,931
             68,300 Avigen, Inc. (NON)                                                                    2,646,625
             39,500 Coherent, Inc. (NON)                                                                  1,375,094
             34,300 Cytyc Corp. (NON)                                                                     2,036,027
            308,900 Sybron International Corp. (NON)                                                      7,645,275
                                                                                                      -------------
                                                                                                         18,740,502

Metal Fabricators (1.1%)
-------------------------------------------------------------------------------------------------------------------
            262,987 RTI International Metals, Inc. (NON)                                                  3,813,312

Paper & Forest Products (3.4%)
-------------------------------------------------------------------------------------------------------------------
            314,800 Packaging Corp. Of America (NON)                                                      4,623,625
            210,300 Smurfit-Stone Container Corp. (NON)                                                   2,839,050
             83,000 Temple Inland, Inc.                                                                   3,714,250
                                                                                                      -------------
                                                                                                         11,176,925

Pharmaceuticals (2.1%)
-------------------------------------------------------------------------------------------------------------------
             59,400 Inhale Therapeutic Systems (NON)                                                      2,955,150
             54,500 NPS Pharmaceuticals, Inc. (NON)                                                       2,336,688
             29,300 United Therapeutics Corp. (NON)                                                       1,567,550
                                                                                                      -------------
                                                                                                          6,859,388

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
             91,200 Houghton Mifflin Co.                                                                  3,357,300

Restaurants (0.9%)
-------------------------------------------------------------------------------------------------------------------
             67,000 Cheesecake Factory (The) (NON)                                                        2,968,938

Retail (3.7%)
-------------------------------------------------------------------------------------------------------------------
            119,400 Abercrombie & Fitch Co. Class A (NON)                                                 2,813,363
             74,300 American Eagle Outfitters, Inc. (NON)                                                 2,558,706
             86,400 Coach, Inc. (NON)                                                                     2,019,600
            151,800 Duane Reade, Inc. (NON)                                                               4,430,663
             14,300 Michaels Stores, Inc. (NON)                                                             347,669
                                                                                                      -------------
                                                                                                         12,170,001

Schools (1.7%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Learning Tree International, Inc. (NON)                                               2,262,500
             73,300 Learning Tree International, Inc. 144A (NON)                                          3,316,825
                                                                                                      -------------
                                                                                                          5,579,325

Software (1.7%)
-------------------------------------------------------------------------------------------------------------------
             32,100 Documentum, Inc. (NON)                                                                2,728,500
             95,800 Matrixone, Inc. (NON)                                                                 2,844,063
                                                                                                      -------------
                                                                                                          5,572,563

Technology Services (3.4%)
-------------------------------------------------------------------------------------------------------------------
             54,400 FactSet Research Systems, Inc.                                                        2,060,128
            351,800 SBS Technologies Inc. (NON)                                                           9,058,850
                                                                                                      -------------
                                                                                                         11,118,978

Toys (1.6%)
-------------------------------------------------------------------------------------------------------------------
            482,900 Hasbro, Inc.                                                                          5,191,175
                                                                                                      -------------
                    Total Common Stocks (cost $272,676,720)                                           $ 308,171,097

SHORT-TERM INVESTMENTS (5.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   10,558,000 Interest in $949,877,000 joint repurchase agreement dated
                    October 31, 2000 with Merrill Lynch, Pierce, Fenner &
                    Smith, Inc. year due November 1, 2000 with respect to
                    various U.S. Government obligations -- maturity value of
                    $10,589,936 for an effective yield of 6.6%                                        $  10,558,000
          9,000,000 Interest in $680,0000,000 joint repurchase agreement dated
                    October 31, 2000, year with Morgan (J.P.) due
                    November 1, 2000 year with respect to various U.S.
                    Government obligations -- maturity value of $9,001,650
                    for an effective yield of 6.6%                                                        9,000,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $19,558,000)                                   $  19,558,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $292,234,720) (b)                                         $ 327,729,097
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $329,425,596.

  (b) The aggregate identified cost on a tax basis is $292,983,312, resulting in gross unrealized appreciation and depreciation of $51,276,056 and $16,530,271, respectively, or net unrealized appreciation of $34,745,785.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October
      31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

------------------------------------------------------------------------------
Futures Contracts Outstanding at October 31, 2000 (Unaudited)

                                    Aggregate Face  Expiration   Unrealized
                       Total Value      Value          Date     Appreciation
------------------------------------------------------------------------------
S&P Index 500 (Long)   $15,482,150   $14,937,635      Dec-00      $544,515
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $292,234,720) (Note 1)                                        $327,729,097
-------------------------------------------------------------------------------------------
Cash                                                                                343,204
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                    91,926
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,412,721
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    6,425,359
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                     347,479
-------------------------------------------------------------------------------------------
Total assets                                                                    337,349,786

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  6,874,279
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          264,242
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        466,168
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           92,428
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         4,663
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,014
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              163,804
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               56,592
-------------------------------------------------------------------------------------------
Total liabilities                                                                 7,924,190
-------------------------------------------------------------------------------------------
Net assets                                                                     $329,425,596

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $240,605,837
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (1,049,205)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                            53,830,072
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       36,038,892
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $329,425,596

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($144,642,525 divided by 11,745,245 shares)                                          $12.31
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.31)*                              $13.06
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($158,086,387 divided by 13,032,158 shares)**                                        $12.13
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($7,401,397 divided by 606,046 shares)**                                             $12.21
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($14,466,122 divided by 1,187,147 shares)                                            $12.19
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.19)*                              $12.63
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($4,829,165 divided by 391,971 shares)**                                             $12.32
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                       $   525,835
-------------------------------------------------------------------------------------------
Interest                                                                            313,717
-------------------------------------------------------------------------------------------
Total investment income                                                             839,552

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    824,203
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      232,337
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     5,212
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,013
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               147,577
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               605,673
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                20,067
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                38,775
-------------------------------------------------------------------------------------------
Other                                                                                54,730
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,931,587
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (42,830)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,888,757
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,049,205)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 45,226,718
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,076,945)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                              21,421,013
-------------------------------------------------------------------------------------------
Net gain on investments                                                          65,570,786
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $64,521,581
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       October 31         April 30
                                                                 ---------------------------------
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $   (1,049,205)  $   (1,815,485)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                       44,149,773       14,149,034
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             21,421,013        5,325,775
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   64,521,581       17,659,324
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      70,185,901       24,974,161
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          134,707,482       42,633,485

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   194,718,114      152,084,629
--------------------------------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $1,049,205 and
$--, respectively)                                                 $  329,425,596   $  194,718,114
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             Oct. 31    Year ended   June 1, 1998+
operating performance               (Unaudited)   April 30    to April 30
---------------------------------------------------------------------------
                                        2000         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.38        $8.07        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)         (.02)        (.06)         .03(d)
---------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   2.95         1.37         (.43)(e)
---------------------------------------------------------------------------
Total from
investment operations                   2.93         1.31         (.40)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From return
of capital                                --           --         (.03)
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.31        $9.38        $8.07
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 31.24*       16.23        (4.73)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $144,643      $90,219      $62,900
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .57*        1.20         1.15*(d)
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.22)*       (.67)         .30*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                119.92*      272.09       272.40*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

(e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------
                                     Six months
                                       ended                  For the period
Per-share                             Oct. 31     Year ended  June 29, 1998+
operating performance               (Unaudited)    April 30    to April 30
---------------------------------------------------------------------------
                                        2000         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.28        $8.03        $8.40
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.06)        (.13)        (.02)(d)
---------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   2.91         1.38         (.34)(e)
---------------------------------------------------------------------------
Total from
investment operations                   2.85         1.25         (.36)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From return
of capital                                --           --         (.01)
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.13        $9.28        $8.03
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 30.71*       15.57        (4.27)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $158,086      $94,738      $84,777
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.95         1.69*(d)
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.59)*      (1.42)        (.34)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                119.92*      272.09       272.40*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

(e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                     Six months
                                       ended    For the period
Per-share                             Oct. 31    July 26, 1999+
operating performance               (Unaudited)   to April 30
--------------------------------------------------------------
                                        2000         2000
--------------------------------------------------------------
Net asset value,
beginning of period                    $9.34        $8.22
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.06)        (.11)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                     2.93         1.23
--------------------------------------------------------------
Total from
investment operations                   2.87         1.12
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From return
of capital                                --           --
--------------------------------------------------------------
Net asset value,
end of period                         $12.21        $9.34
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 30.73*       13.63*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $7,401       $1,971
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .94*        1.50*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.57)*      (1.16)*
--------------------------------------------------------------
Portfolio turnover (%)                119.92*      272.09
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

(e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             Oct. 31    Year ended  June 29, 1998+
operating performance               (Unaudited)   April 30    to April 30
---------------------------------------------------------------------------
                                        2000         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.32        $8.05        $8.40
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.05)        (.11)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   2.92         1.38         (.32)(e)
---------------------------------------------------------------------------
Total from
investment operations                   2.87         1.27         (.33)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From return
of capital                                --           --         (.02)
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.19        $9.32        $8.05
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 30.79*       15.78        (3.98)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $14,466       $7,790       $4,408
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.70         1.48*(d)
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.46)*      (1.18)        (.13)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                119.92*      272.09       272.40*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

(e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-------------------------------------------------
                                   For the period
                                    Oct. 2, 2000+
Per-share                            to Oct. 31
operating performance               (Unaudited)
-------------------------------------------------
                                        2000
-------------------------------------------------
Net asset value,
beginning of period                   $12.42
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                   --
-------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   (.10)
-------------------------------------------------
Total from
investment operations                   (.10)
-------------------------------------------------
Less distributions:
-------------------------------------------------
From return
of capital                                --
-------------------------------------------------
Net asset value,
end of period                         $12.32
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Total return at
net asset value (%)(b)                 (0.81)*
-------------------------------------------------
Net assets, end of period
(in thousands)                        $4,829
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .05*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)                .03*
-------------------------------------------------
Portfolio turnover (%)                119.92*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended April 30, 1999.

(e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.



NOTES TO FINANCIAL STATEMENTS
October 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Opportunities Fund ("the fund") is one of a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in equity securities of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer above-average growth prospects or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term appreciation.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on October 2, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31, 2000, fund expenses were reduced by $42,830 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $615 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $59,835 and $2,909 from the sale of class A and class M shares, respectively, and received $63,403 and $749 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $6,131 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $345,823,110 and $294,940,304, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,024,024         $68,301,094
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             6,024,024         $68,301,094

Shares
repurchased                                 (3,892,048)        (43,876,052)
---------------------------------------------------------------------------
Net increase                                 2,131,976         $24,425,042
---------------------------------------------------------------------------

                                                  Year ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,445,269         $51,932,918
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             5,445,269          51,932,918

Shares
repurchased                                 (3,630,460)        (32,355,355)
---------------------------------------------------------------------------
Net increase                                 1,814,809         $19,577,563
---------------------------------------------------------------------------

                                          Six months ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,197,434         $58,066,556
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             5,197,434         $58,066,556

Shares
repurchased                                 (2,370,146)        (25,957,516)
---------------------------------------------------------------------------
Net increase                                 2,827,288         $32,109,040
---------------------------------------------------------------------------

                                                  Year ended April 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,325,059         $40,568,489
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             4,325,059          40,568,489

Shares
repurchased                                 (4,671,662)        (39,821,976)
---------------------------------------------------------------------------
Net increase
(decrease)                                    (346,603)        $   746,513
---------------------------------------------------------------------------

                                         Six months ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    550,740          $6,297,817
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               550,740           6,297,817

Shares
repurchased                                   (155,591)         (1,809,554)
---------------------------------------------------------------------------
Net increase                                   395,149          $4,488,263
---------------------------------------------------------------------------

                                                For the period July 26,1999
                                               (commencement of operations)
                                                          to April 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    223,465          $2,178,970
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               223,465           2,178,970

Shares
repurchased                                    (12,568)           (129,098)
---------------------------------------------------------------------------
Net increase                                   210,897          $2,049,872
---------------------------------------------------------------------------

                                          Six months ended October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    999,626         $11,232,608
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               999,626         $11,232,608

Shares
repurchased                                   (648,760)         (6,901,220)
---------------------------------------------------------------------------
Net increase                                   350,866         $ 4,331,388
---------------------------------------------------------------------------

                                                   Year ended April 30,2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,120,405         $18,616,945
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,120,405          18,616,945

Shares
repurchased                                 (1,831,813)        (16,016,732)
---------------------------------------------------------------------------
Net increase                                   288,592         $ 2,600,213
---------------------------------------------------------------------------

                                             For the period October 2, 2000
                                               (commencement of operations)
                                                        to October 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    431,183          $5,296,776
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               431,183          $5,296,776

Shares
repurchased                                    (39,212)           (464,608)
---------------------------------------------------------------------------
Net increase                                   391,971          $4,832,168
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Joseph P. Joseph
Vice President and Fund Manager

Sandeep Mehta
Vice President and Fund Manager

Gerald I. Moore
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Capital Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA068-66578  21I  12/00


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Capital Opportunities Fund
Supplement to semiannual Report dated 10/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 10/31/00

                                                      NAV
6 months                                            31.48%
1 year                                              48.97
Life of fund (since class A inception, 6/1/98)      47.70
Annual average                                      17.49

Share value:                                          NAV
10/02/00                                            $12.42
10/31/00                                            $12.32
----------------------------------------------------------------------------
Distributions:

The fund had no distributions during this period.
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Putnam
Global Aggressive
Growth Fund*


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-00

*Formerly Putnam Worldwide Equity Fund.

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
December 20, 2000

REPORT FROM FUND MANAGEMENT

Stephen P. Dexter
Roland W. Gillis
Peter J. Hadden

After achieving robust gains in the first half of Putnam Global Aggressive Growth Fund's* fiscal year, growth stocks succumbed to mounting pressure in the second half. A correction in growth stock valuations began in February, and though growth stocks rallied on several occasions in subsequent months, each rally was undercut by concerns that valuations were too high or that growth projections were too optimistic. These concerns were fueled by a deceleration in the U.S. economy, which slowed from a growth rate in excess of 7% in late 1999 to approximately 3% as this report was being written. Internationally, rising interest rates and rising energy prices combined to whittle down growth expectations and send investors into more defensive sectors. Although the small growth companies in your fund struggled in this environment, their business results continued to meet our expectations.

Please note that as of the date of this report, Putnam Global Aggressive Growth Fund was known as Putnam Worldwide Equity Fund. The fund's name has changed but the objective remains the same.

Total return for 12 months ended 10/31/00

                      NAV                POP
-----------------------------------------------------------------------
                     48.67%             40.10%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

*Formerly Putnam Worldwide Equity Fund.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software               18.1%

Technology             13.8%

Electronics            12.5%

Communications
equipment               6.1%

Computers               5.8%

Footnote reads:
*Based on net assets as of 10/31/00. Holdings will vary over time.


* FUNDAMENTALS REMAIN STEADY AS PERCEPTIONS SHIFT

At any given time, stock prices reflect a variety of factors, such as current business results, long-term opportunities, and the attractiveness of one investment relative to others. We believe several factors that make your fund's holdings attractive investments have remained remarkably consistent during the fiscal year, even as the performance of the stocks has changed directions. It is possible, after all, for markets to be overly optimistic and overly pessimistic, and this year we saw examples of both reactions. At the beginning of the fiscal year, investors in most global markets showed extraordinary enthusiasm for the small, growing companies in the portfolio, and bid up their stock prices dramatically. Rallies of this scale are extremely rare.

However, in the middle of the fiscal year, investors became more skeptical about the valuations of growth stocks in many global markets. This skepticism was fueled by rising interest rates in the U.S., Europe, and even Japan, which slowed economic growth. For the balance of the year, markets tried to discern whether the U.S. economy would achieve a soft landing, in which economic growth continues at a moderate pace, or a hard landing, in which a recession could bring a sudden halt to spending. As the fiscal year closed, the soft-landing-scenario seemed most likely, but some uncertainty remained. While these concerns primarily affected the U.S. market, which represented a little more than half of the fund's holdings, U.S. leadership tends to influence performance in growth sectors around the world.

We still believe that the enthusiasm for growth stocks is justified. In recent months, we intensively reviewed all of the fund's holdings using our fundamental research process. In our view, earnings growth powers the long-term performance of a stock but we also study economic trends as part of our research to assess risk. Our analysis concludes that growth companies can continue to thrive given the current macroeconomic outlook. We believe there is no question that technological advances in wireless telecommunications, networking devices, data storage, and Internet software offer competitive advantages that businesses must embrace to remain competitive. Outside technology, a host of young, entrepreneurial companies in a variety of industries around the world is executing innovative business plans to grow their market share and profits. Our review reassured us that each of the fund's holdings has the growth potential we seek.

* WORLDWIDE INTERNET CONSTRUCTION CONTINUES

The fund continues to invest in a number of technology companies in several different industries that are building networking capabilities around the world, primarily for business use. These companies make the networking hardware equipment as well as the switches and routing connections that enhance the speed and expand the bandwidth of the networks, allowing more data to travel faster. Hardware manufacturers include Juniper Networks and Redback Networks. In the semiconductor industry, top holdings include Applied Micro Circuits, and Micrel. Metromedia Fiber produces the fiber optic networks that carry the data and voice traffic. While these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


"Putnam's research capabilities and experience with growth investing in the U.S. and international markets give us an edge. We are finding smaller companies in Europe and Asia adapting U.S. business models and managerial methods to achieve their growth goals."

 -- Stephen Dexter, fund manager


Small companies in an age of global economic innovation

As the world enters the 21st century, it is on a path of economic a dvancement that creates tremendous possibilities for investors. The Future of the Global Economy: Towards a Long Boom?, a study published by the Organization for Economic Cooperation and Development (OECD) suggests that the world right now may be at the beginning of several decades of above-average economic growth. This historic period is marked by the transition to a knowledge-based society and economic system, with tremendous gains in productivity. International institutions have already begun the process of integrating global markets for goods, services, capital, and technology. Small companies such as those represented in Putnam Global Aggressive Growth Fund stand to benefit because the knowledge-based boom will depend on the continuous innovation and growing efficiency these companies generate. The fund invests in companies around the world that are seizing new opportunities and introducing changes in their industries.


In addition to technology hardware, your fund also owns several growing software companies. With greater volumes of information flowing on networks, there is of course greater demand for data storage. Brocade Communications and VERITAS Software provide these capabilities. Two other software holdings, Agile Software and I2 Technologies, are large players in developing functions for business-to-business applications that allow companies to manage purchases from their vendors more efficiently. In a somewhat different branch of Internet activity, fund holding Career Education is providing software with educational content. Its software modules allow people to complete training requirements on-line.

In addition to these U.S. technology stocks, your fund owns several technology stocks outside the United States. A Canadian holding, Tundra Semiconductor, makes bus-bridging semiconductors. ADVA Optical Networking in Germany provides optical components for major fiber optics companies. Orders for their components, which expand networking bandwidth, have been exceptionally strong. Japan's Moritex Corporation is an offshoot of the main fiber optics industry. It uses fiber optical technology to automate manufacturing procedures in many types of factories.

* MEDIA, RETAILING STOCKS THRIVE

As a diversified portfolio, your fund invests across a range of many sectors. Many fund holdings have achieved rapid growth because their leaders have skillfully tapped into new business opportunities. Several of these are in the media sector. Havas Advertising, France's largest advertising company, has successfully adapted to new technologies and now provides a host of Web-based services to its clients. Capital Radio has grown to become the United Kingdom's leading radio network and has a dominant position in London. Also in the United Kingdom, your fund owns Aegis Group, which is the world's largest independent media buyer -- it buys advertising space from broadcasters and sells it to advertisers. Although media stocks declined from their peaks toward the end of the period, we believe ad spending will remain robust and the fund's holdings are achieving strong cash flow.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VERITAS Software Corp.
United States
Software

Brocade Communications Systems
United States
Communication equipment

Agile Software Corp.
United States
Software

Netegrity, Inc.
United States
Software

VeriSign, Inc.
United States
Computers

Province Healthcare Co.
United States
Healthcare

Jabil Circuit, Inc.
United States
Electronics

Juniper Networks, Inc.
United States
Communication equipment

Kontron Embedded Computers
Germany
Computers

E.piphany, Inc.
United States
Software

Footnote reads:
These holdings represent 13.4% of the fund's net assets as of 10/31/00. Portfolio holdings will vary over time.


Stocks that we particularly like in other industries include retailers Esprit Holdings in Hong Kong and Matalan in the United Kingdom. Esprit remains one of the leading apparel retailers throughout Europe. Matalan operates low-cost warehouse stores in remote rural areas of England, and offers perhaps the lowest consumer prices in the country. The company's earnings are growing in excess of 30%. Finally, in Norway, your fund owns PAN Fish, a company that operates fish farms and is serving rapidly growing demand for fish in Europe.

* ATTRACTIVE OPPORTUNITIES IN SMALL COMPANIES

While uncertainty has plagued stock markets in the past several months, we believe that most markets are likely to become more stable in the months ahead. This should be good news for the small growth companies your fund holds that, as we have explained, continue to meet their growth targets but are not in great demand during the current volatile market environment. It appears that slower U.S. economic growth will keep interest rates stable and international markets are expected to follow the U.S. example. The building of technology and telecommunications infrastructure will continue for many quarters and years to come. We are also encouraged to see that, despite recent uncertainty, a steady stream of high-quality growth companies continue to go public in international markets. Even in slow-growing Japan, with an underdeveloped venture capital pipeline, we have been able to find a few solid small companies. Our strategy of identifying the most attractive rapidly growing small companies throughout the world continues to plow a fertile field.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks, including illiquidity and volatility, may be associated with emerging-markets securities.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Aggressive Growth Fund (formerly Putnam Worldwide Equity Fund) is designed for investors seeking capital appreciation through a globally diversified equity portfolio.

TOTAL RETURN FOR PERIODS ENDED 10/31/00

                                      Salomon Bros.  Salomon Bros.   Consumer
                                        Extended    Extended Market    price
                      NAV      POP    Market Index*  Growth Index*     index
-------------------------------------------------------------------------------
1 year              48.67%   40.10%       13.66%         17.86%        3.45%
-------------------------------------------------------------------------------
Life of fund
(since 5/6/98)     297.38   274.47        13.75          26.89         7.02
Annual average      74.04    69.94         5.28           9.97         2.74
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns at POP reflect the current maximum initial sales charges of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Recent returns were achieved during favorable market conditions and may not be sustained. For all of these periods, the fund was offered on a limited basis and had limited assets. Performance data reflect an expense limitation currently in effect. Without it, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/00

-------------------------------------------------------------------------------
Distributions (number)               1
-------------------------------------------------------------------------------
Income                               --
-------------------------------------------------------------------------------
Capital gains
  Long-term                       $0.365
-------------------------------------------------------------------------------
  Short-term                       4.043
-------------------------------------------------------------------------------
  Total                           $4.408
-------------------------------------------------------------------------------
Share value:                NAV            POP
-------------------------------------------------------------------------------
10/31/99                  $22.72         $24.11
-------------------------------------------------------------------------------
10/31/00                   29.31          31.10
-------------------------------------------------------------------------------


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 5/6/98

                               Salomon Bros.   Salomon Bros.
              Fund's shares     Extended     Extended Market    Consumer price
Date             at POP       Market Index    Growth Index          index

5/6/98            9,425          10,000          10,000            10,000
10/31/98          8,725           8,520           8,364            10,086
10/31/99         25,189          10,008          10,766            10,345
10/31/00        $37,447         $11,375         $12,689           $10,702

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TOTAL RETURN FOR PERIODS ENDED 9/30/00(most recent calendar quarter)

(inception dates)                            (5/6/98)
                                         NAV            POP
-------------------------------------------------------------------------------
1 year                                  97.71%         86.38%
-------------------------------------------------------------------------------
Annual average                         351.48         325.45
(life of fund)                          87.40          82.82
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Salomon Brothers Extended Market Growth Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars.*

Salomon Brothers Extended Market Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars.*

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Investment Funds and Shareholders of Putnam Global Aggressive Growth Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Aggressive Growth Fund (the "fund") (formerly Putnam Worldwide Equity Fund) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2000




THE FUND'S PORTFOLIO
October 31, 2000

COMMON STOCKS (97.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (2.2%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Cochlear, Ltd.                                                                    $     140,351
             32,600 Computershare, Ltd.                                                                     140,978
            120,000 ERG, Ltd.                                                                               195,766
             45,600 Securenet Ltd. (NON)                                                                    197,196
                                                                                                      -------------
                                                                                                            674,291

Canada (3.6%)
-------------------------------------------------------------------------------------------------------------------
              5,425 BCE Emergis, Inc. (NON)                                                                 252,276
              7,300 Certicom Corp. (NON)                                                                    241,453
              3,200 Cognos, Inc. (NON)                                                                      132,800
              2,000 Mosaid Technologies, Inc. (NON)                                                          62,811
              2,650 Sierra Wireless, Inc. (NON)                                                             174,607
                800 SMTC Corp. (NON)                                                                         15,100
              3,330 Tundra Semiconductor Corp., Ltd. (NON)                                                  119,957
             11,100 Westaim Corp. (NON)                                                                     114,868
                                                                                                      -------------
                                                                                                          1,113,872

Denmark (2.0%)
-------------------------------------------------------------------------------------------------------------------
                800 Danske Traelast AS                                                                       82,466
              4,500 GN Store Nord AS                                                                         87,136
                750 NEG Micon AS                                                                             38,869
              3,000 RTX Telecom AS (NON)                                                                    126,432
              5,300 Vestas Wind Systems AS                                                                  286,751
                                                                                                      -------------
                                                                                                            621,654

Finland (3.2%)
-------------------------------------------------------------------------------------------------------------------
             23,400 Aldata Solutions Oyj (NON)                                                              164,601
              8,800 Comptel Oyj                                                                             121,565
              9,000 Elcoteq Network Corp. Class A                                                           306,626
              5,300 Perlos Oyj                                                                              112,743
              8,800 Teleste Oyj                                                                             261,030
                                                                                                      -------------
                                                                                                            966,565

France (3.4%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Business Objects S.A. (NON)                                                             236,391
                485 Egide S.A. (NON)                                                                        263,064
              4,300 GFI Informatique                                                                        109,036
              7,900 Havas Advertising S.A.                                                                  127,143
                800 Radiall S.A.                                                                            135,803
              7,300 Riber S.A. (NON)                                                                        155,782
                                                                                                      -------------
                                                                                                          1,027,219

Germany (8.8%)
-------------------------------------------------------------------------------------------------------------------
              1,800 ACG AG fuer Chipkarten und informationsteme (NON)                                        93,513
              3,125 ADVA AG Optical Networking (NON)                                                        229,090
              1,500 Aixtron (NON)                                                                           200,858
              1,240 Consors Discount Broker AG (NON)                                                         98,574
              1,950 D. Logistics AG (NON)                                                                   137,168
              8,600 Gauss Interprise AG (NON)                                                               114,429
              1,500 GPC Biotech AG (NON)                                                                     67,376
              2,500 GPC Biotech AG,144A (NON)                                                               112,294
              2,800 Intershop Communications AG (NON)                                                       121,023
              3,200 Kontron Embedded Computers (NON)                                                        344,966
              2,000 Lion Bioscience AG (NON)                                                                155,940
              3,000 LPKF Laser & Electronics                                                                108,819
              1,340 Pandatel AG (NON)                                                                       101,073
              9,200 ProSieben SAT.1 Media AG                                                                288,489
              2,370 Singulus Technologies AG                                                                 95,407
              1,300 Software AG                                                                              94,200
              3,200 Tecis Holdings                                                                          231,062
              1,525 Telesens AG (NON)                                                                        80,131
                900 Wedeco Water Technology AG (NON)                                                         33,408
                                                                                                      -------------
                                                                                                          2,707,820

Hong Kong (0.6%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Esprit Holdings, Ltd.                                                                    34,363
            130,000 Global Tech Holdings, Ltd.                                                              150,853
                                                                                                      -------------
                                                                                                            185,216

Ireland (1.0%)
-------------------------------------------------------------------------------------------------------------------
             26,500 Parthus Technologies PLC                                                                 90,411
              4,200 SmartForce PLC ADR (NON)                                                                211,378
                                                                                                      -------------
                                                                                                            301,789

Israel (1.0%)
-------------------------------------------------------------------------------------------------------------------
             25,800 BATM Advanced Communications, Ltd.                                                      192,152
                300 Ceragon Networks, Ltd. (NON)                                                              3,750
              7,300 GEO Interactive Media Group (NON)                                                       104,922
                                                                                                      -------------
                                                                                                            300,824

Italy (1.4%)
-------------------------------------------------------------------------------------------------------------------
                400 I.NET SpA (NON)                                                                         103,717
             26,000 Saipem SpA                                                                              135,295
              9,750 Snai SpA                                                                                194,762
                                                                                                      -------------
                                                                                                            433,774

Japan (2.7%)
-------------------------------------------------------------------------------------------------------------------
              5,000 ANRITSU CORP.                                                                           109,910
             16,000 Fujikura, Ltd.                                                                          140,978
              2,600 MORITEX Corp.                                                                           126,214
                  6 NET One Systems Co., Ltd.                                                               178,055
                300 Seikoh Giken Co., Ltd.                                                                   95,897
              2,000 SURUGA SEIKI Co., Ltd.                                                                   86,096
                  2 Yozan, Inc. (NON)                                                                        95,256
                                                                                                      -------------
                                                                                                            832,406

Netherlands (0.9%)
-------------------------------------------------------------------------------------------------------------------
              2,700 Unit 4                                                                                  110,980
              2,700 Draka Holding N.V.                                                                      157,775
                                                                                                      -------------
                                                                                                            268,755

New Zealand (0.5%)
-------------------------------------------------------------------------------------------------------------------
             32,000 Baycorp Holdings, Ltd.                                                                  149,718

Norway (2.1%)
-------------------------------------------------------------------------------------------------------------------
              3,600 Eltek ASA                                                                               135,165
             10,900 Frontline, Ltd. (NON)                                                                   179,409
                500 Opticom ASA (NON)                                                                        84,880
             22,000 PAN Fish ASA (NON)                                                                      151,471
              3,500 Tandberg ASA (NON)                                                                       92,625
                                                                                                      -------------
                                                                                                            643,550

Spain (0.4%)
-------------------------------------------------------------------------------------------------------------------
              6,500 Zeltia SA                                                                               117,391

Sweden (1.5%)
-------------------------------------------------------------------------------------------------------------------
              2,300 Audiodev AB Class B (NON)                                                                15,961
              3,000 Audiodev AB 144A (NON)                                                                   20,819
              2,700 LGP Telecom Holding AB                                                                   67,399
              5,400 Micronic Laser Systems AB (NON)                                                         160,679
              1,700 POOLIA AB                                                                                71,293
             20,000 Telelogic AB (NON)                                                                      131,802
                                                                                                      -------------
                                                                                                            467,953

Switzerland (1.6%)
-------------------------------------------------------------------------------------------------------------------
                400 Micronas Semiconductor Holding AG (NON)                                                 173,565
                 80 Straumann Holding AG                                                                    172,897
                 55 Vontobel Holding AG                                                                     154,359
                                                                                                      -------------
                                                                                                            500,821

United Kingdom (6.5%)
-------------------------------------------------------------------------------------------------------------------
             57,000 Aegis Group PLC                                                                         129,922
              4,450 Autonomy Corporation PLC (NON)                                                          227,072
             35,700 Baltimore Technologies PLC (NON)                                                        274,954
             11,850 Celltech Group PLC (NON)                                                                235,692
              8,450 Capital Radio PLC                                                                       182,789
             10,600 Cedar Group PLC                                                                          83,101
             22,300 First Technology PLC                                                                    199,431
              4,700 Innovation Group PLC (NON)                                                               70,964
             15,000 Matalan PLC                                                                             141,551
             13,800 Orchestream Holdings PLC (NON)                                                          110,692
              5,600 Orchestream Holdings PLC 144A (NON)                                                      44,919
              2,400 Shire Pharmaceuticals Group PLC ADR (NON)                                               150,900
              4,500 Staffware PLC                                                                           130,205
                                                                                                      -------------
                                                                                                          1,982,192

United States (53.7%)
-------------------------------------------------------------------------------------------------------------------
              2,700 99 Cents Only Stores (NON)                                                               60,581
              1,400 Act Manufacturing, Inc. (NON)                                                            46,025
              6,000 Agile Software Corp. (NON)                                                              452,250
              3,900 Alpha Industries, Inc. (NON)                                                            155,513
              1,650 Avanex Corp. (NON)                                                                      167,578
              1,400 Anaren Microwave, Inc. (NON)                                                            145,600
              2,260 Applied Micro Circuits Corp. (NON)                                                      172,749
              1,100 Applied Molecular Evolution, Inc. (NON)                                                  23,925
              2,100 Ariba, Inc. (NON)                                                                       265,388
              1,800 Art Technology Group, Inc. (NON)                                                        112,950
             10,700 Asia Global Crossing, Ltd. (NON)                                                         74,900
              2,170 Brocade Communications Systems (NON)                                                    493,404
              5,800 Career Education Corp. (NON)                                                            224,388
              3,250 Cephalon, Inc. (NON)                                                                    174,281
              5,500 Citadel Communications Corp. (NON)                                                       66,688
              3,400 Click Commerce, Inc. (NON)                                                               97,325
              6,050 CNET Networks, Inc. (NON)                                                               190,575
              2,300 Critical Path, Inc. 144A (NON)                                                          111,694
              2,750 Cytyc Corp. (NON)                                                                       163,238
              2,100 DDi Corp. (NON)                                                                          83,869
              1,800 Docent, Inc. (NON)                                                                       46,350
                900 Dollar Tree Stores, Inc. (NON)                                                           35,213
              3,720 E.piphany, Inc. (NON)                                                                   335,265
              4,200 Eclipsys Corp. (NON)                                                                    103,688
              2,900 Efficient Networks, Inc. (NON)                                                          121,664
              1,250 Emulex Corp. (NON)                                                                      183,594
              3,700 Entercom Communications Corp. (NON)                                                     144,994
              6,600 Entravision Communications Corp. (NON)                                                  116,738
              6,200 Exar Corp. (NON)                                                                        277,063
              1,650 Extreme Networks, Inc. (NON)                                                            136,847
              2,500 Factory 2-U Stores, Inc. (NON)                                                           79,844
              7,700 Finisar Corp. (NON)                                                                     221,856
              3,600 Focal Communications Corp. (NON)                                                         52,200
              1,800 Freemarkets, Inc. (NON)                                                                  88,988
                400 Genaissance Pharmaceuticals (NON)                                                         9,550
              2,340 GlobeSpan, Inc. (NON)                                                                   180,034
              2,300 Hispanic Broadcasting Corp. (NON)                                                        71,875
              2,700 I-many, Inc. (NON)                                                                       55,688
              1,500 I2 Technologies, Inc. (NON)                                                             255,000
              3,500 Informatica Corp. (NON)                                                                 330,750
              6,000 Information Holdings, Inc. (NON)                                                        156,375
              1,570 Inrange Technologies Corp. (NON)                                                         57,501
              3,600 Insituform Technologies, Inc. (NON)                                                     128,475
              1,200 Intermune Pharmaceuticals, Inc. (NON)                                                    60,000
              1,450 Internet Security Systems, Inc. (NON)                                                   127,963
                700 Intersil Holding Corp. (NON)                                                             33,556
              2,000 Interwoven, Inc. (NON)                                                                  201,500
              6,400 Jabil Circuit, Inc. (NON)                                                               365,200
                900 JNI Corp. (NON)                                                                          80,156
              1,840 Juniper Networks, Inc. (NON)                                                            358,800
              4,500 Kana Communications, Inc. (NON)                                                         105,750
              5,600 LAM Research Corp. (NON)                                                                108,500
              5,100 Lamar Advertising Co. (NON)                                                             244,800
              1,800 Learning Tree International, Inc. (NON)                                                  81,450
              3,100 LTX Corp. (NON)                                                                          43,400
              1,900 Macromedia, Inc. (NON)                                                                  146,419
              2,200 Marvell Technology Group, Ltd. (NON)                                                    122,650
              4,300 MCK Communications, Inc. (NON)                                                           67,188
                800 Medicines Co. (NON)                                                                      24,100
             10,000 Metromedia Fiber Network, Inc. Class A (NON)                                            190,000
              3,200 Michaels Stores, Inc. (NON)                                                              77,800
              6,200 Micrel, Inc. (NON)                                                                      280,550
              1,400 Microchip Technology, Inc. (NON)                                                         44,275
              1,800 Micromuse, Inc. (NON)                                                                   305,438
              1,200 Molecular Devices Corp. (NON)                                                            82,050
              2,400 NEON Communications, Inc. (NON)                                                          28,950
              4,975 Netegrity, Inc. (NON)                                                                   388,050
                150 Netro Corp. (NON)                                                                         3,272
              1,350 Network Appliance, Inc. (NON)                                                           160,650
                200 New Focus, Inc. (NON)                                                                    12,700
              3,600 Orient Express Hotels, Ltd. (NON)                                                        65,025
              5,500 Pemstar, Inc. (NON)                                                                      80,438
              4,900 Peregrine Systems, Inc. (NON)                                                           117,600
              2,350 Phone.com, Inc. (NON)                                                                   217,522
              2,500 Pinnacle Holdings, Inc. (NON)                                                            39,375
              3,450 Plexus Corp. (NON)                                                                      217,566
              4,100 Portal Software, Inc. (NON)                                                             144,269
                200 Power-One, Inc. (NON)                                                                    14,188
              8,900 Province Healthcare Co. (NON)                                                           374,913
              2,800 QLogic Corp. (NON)                                                                      270,900
              1,320 Quest Software, Inc. (NON)                                                               57,668
              6,000 Radio One, Inc. Class A (NON)                                                            47,625
             12,000 Radio One, Inc. Class D (NON)                                                            96,188
              2,360 Redback Networks, Inc. (NON)                                                            251,193
              8,500 Regent Communications, Inc. (NON)                                                        51,000
                959 Retek, Inc. (NON)                                                                        37,821
              2,400 Sanmina Corp. (NON)                                                                     274,350
              3,200 SBA Communications Corp. (NON)                                                          160,400
                700 Scient Corp. (NON)                                                                       12,600
              3,160 Semtech Corp. (NON)                                                                     101,910
              1,970 Sepracor, Inc. (NON)                                                                    134,206
              2,400 Sipex Corp. (NON)                                                                        94,500
              2,250 Software.com, Inc. (NON)                                                                335,250
              3,110 Sonus Networks, Inc. (NON)                                                              107,295
                500 StorageNetworks, Inc. (NON)                                                              31,719
              3,400 TCF Financial Corp.                                                                     137,488
              2,800 TMP Worldwide, Inc. (NON)                                                               194,906
              2,300 TranSwitch Corp. (NON)                                                                  132,825
                900 TTM Technologies, Inc. (NON)                                                             18,000
              3,000 Univision Communications, Inc. Class A (NON)                                            114,750
              2,935 VeriSign, Inc. (NON)                                                                    387,420
              4,267 VERITAS Software Corp. (NON)                                                            601,714
              6,730 Vignette Corp. (NON)                                                                    200,639
                950 Virata Corp. (NON)                                                                       18,406
              3,700 Vitria Technology, Inc. (NON)                                                            99,438
              2,450 webMethods, Inc. (NON)                                                                  217,744
              9,400 Westwood One, Inc. (NON)                                                                178,013
              1,800 Xilinx, Inc. (NON)                                                                      130,388
              7,100 XO Communications, Inc. (NON)                                                           239,514
              2,200 Zoran Corp. (NON)                                                                       110,275
              2,000 Zygo Corp. (NON)                                                                         99,000
                                                                                                      -------------
                                                                                                         16,433,681
                                                                                                      -------------
                    Total Common Stocks (cost $26,840,913)                                            $  29,729,491


SHORT-TERM INVESTMENTS (3.8%) (a) (cost $1,148,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,148,000 Interest in 680,000,000 joint repurchase agreement dated October 31, 2000 with Morgan (J.P.) & Co., Inc.
                    due November 1, 2000 with respect to various
                    U.S. Government obligations -- maturity value
                    of 1,148,210 for an effective yield of 6.60%                                      $   1,148,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $27,988,913) (b)                                          $  30,877,491
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $30,603,486.

  (b) The aggregate identified cost on a tax basis is $28,728,644, resulting in gross unrealized appreciation and depreciation of $6,374,842 and $4,225,995, respectively, or net unrealized appreciation of $2,148,847.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentration greater than 10% at October 31, 2000 (as a percentage of net assets):

          Software           18.1%
          Technology         13.8
          Electronics        12.5

      The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $27,988,913) (Note 1)                                          $30,877,491
-------------------------------------------------------------------------------------------
Cash                                                                                  9,736
-------------------------------------------------------------------------------------------
Foreign currency (cost $135,770)                                                    129,689
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     1,768
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,690
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      208,136
-------------------------------------------------------------------------------------------
Total assets                                                                     31,228,510

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    466,242
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              314
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         45,607
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           59,480
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           991
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,467
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               50,923
-------------------------------------------------------------------------------------------
Total liabilities                                                                   625,024
-------------------------------------------------------------------------------------------
Net assets                                                                      $30,603,486

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $31,875,003
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                       (4,152,284)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      2,880,767
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $30,603,486

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($30,603,486 divided by 1,044,092 shares)                                            $29.31
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $29.31)*                                      $31.10
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended October 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $    62,273
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,804)                                             29,501
-------------------------------------------------------------------------------------------
Total investment income                                                              91,774

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    229,392
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      246,583
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     4,894
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,338
-------------------------------------------------------------------------------------------
Auditing                                                                             37,343
-------------------------------------------------------------------------------------------
Other                                                                                17,214
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                     (122,812)
-------------------------------------------------------------------------------------------
Total expenses                                                                      415,952
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (25,969)
-------------------------------------------------------------------------------------------
Net expenses                                                                        389,983
-------------------------------------------------------------------------------------------
Net investment loss                                                                (298,209)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (4,094,892)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (18,242)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the year                                     7,096
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          463,392
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (3,642,646)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(3,940,855)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                           Year ended October 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                  $   (298,209)     $   (33,316)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                      (4,113,134)       2,068,146
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                          470,488        2,306,429
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              (3,940,855)       4,341,259
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments                                (1,793,199)              --
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                           (25,597)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      28,589,123        1,471,049
--------------------------------------------------------------------------------------------------
Total increase in net assets                                           22,829,472        5,812,308

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                       7,774,014        1,961,706
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $-- and $16,177, respectively)                              $30,603,486       $7,774,014
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                     May 6, 1998+
operating performance                Year ended October 31   to  October 31
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $22.72        $7.87        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)(d)              (.36)        (.12)        (.02)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             11.36(e)     14.97         (.61)
---------------------------------------------------------------------------
Total from
investment operations                  11.00        14.85         (.63)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain on investments  (4.35)          --           --
---------------------------------------------------------------------------
In excess of net realized gain
on investments                          (.06)          --           --
---------------------------------------------------------------------------
Total distributions                    (4.41)          --           --
---------------------------------------------------------------------------
Net asset value,
end of period                         $29.31       $22.72        $7.87
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 48.67       188.69        (7.41)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $30,603       $7,774       $1,962
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)            1.45         1.45          .71*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)           (1.04)        (.80)        (.29)*
---------------------------------------------------------------------------
Portfolio turnover (%)                206.00       312.75       150.43*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.15, $.13 and $.10 per share for the periods ended October 31, 2000, October 31, 1999 and October 31, 1998, respectively (Note 2).

(e) The amount shown for net realized and unrealized gain (loss) on investments may not agree with the amounts shown on the Statement of changes in net assets because of the timing of sales and repurchases of the fund's shares in relation to the fluctuating market values for the portfolio.



NOTES TO FINANCIAL STATEMENTS
October 31, 2000

Note 1
Significant accounting policies

Putnam Global Aggressive Growth Fund (the "fund") (formerly Putnam Worldwide Equity Fund) is a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At October 31, 2000, the fund had a capital loss carryover of approximately $3,413,000 available to offset future net capital gain, if any, which will expire on October 31, 2008.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These differences include temporary and permanent differences of losses on wash sale transactions, and realized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 2000, the fund reclassified $282,032 to decrease accumulated net investment loss and $300,916 to decrease paid-in-capital, with an decrease to accumulated net realized losses of $18,884. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense or credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 2000, fund expenses were reduced by $25,969 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $537 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

For the year ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $82,085,209 and $56,181,106, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    981,612        $ 38,171,305
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   62,891           1,818,796
---------------------------------------------------------------------------
                                             1,044,503          39,990,101

Shares
repurchased                                   (342,612)        (11,400,978)
---------------------------------------------------------------------------
Net increase                                   701,891        $ 28,589,123
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    121,826          $1,939,193
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               121,826           1,939,193

Shares
repurchased                                    (28,842)           (468,144)
---------------------------------------------------------------------------
Net increase                                    92,984          $1,471,049
---------------------------------------------------------------------------

At October 31, 2000, Putnam Investments, Inc. owned 271,158 shares of the fund (26.0% of shares outstanding), valued at $7,947,641.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar year 2000.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Robert J. Swift
Vice President

Stephen P. Dexter
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Peter J. Hadden
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Aggressive Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


66565  21H  12/00


Putnam
Midcap
Value
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-00

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/01.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
October 31, 2000 (Unaudited)

COMMON STOCKS (98.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (1.5%)
-------------------------------------------------------------------------------------------------------------------
                500 General Dynamics Corp.                                                            $      35,781
                400 Northrop Grumman Corp.                                                                   33,600
                                                                                                      -------------
                                                                                                             69,381

Airlines (0.9%)
-------------------------------------------------------------------------------------------------------------------
                900 Delta Air Lines, Inc.                                                                    42,525

Automotive (2.5%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Dana Corp.                                                                               28,844
              1,500 Genuine Parts Co.                                                                        31,969
              1,900 Lear Corp. (NON)                                                                         51,775
                                                                                                      -------------
                                                                                                            112,588

Banking (4.3%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Charter One Financial, Inc.                                                              29,819
                900 City National Corp.                                                                      30,938
                550 Comerica, Inc.                                                                           33,172
              1,000 Cullen/Frost Bankers, Inc.                                                               33,313
                450 PNC Financial Services Group                                                             30,094
                750 Wilmington Trust Corp.                                                                   39,469
                                                                                                      -------------
                                                                                                            196,805

Beverage (0.8%)
-------------------------------------------------------------------------------------------------------------------
              1,200 Fortune Brands, Inc.                                                                     35,325

Building Materials (1.8%)
-------------------------------------------------------------------------------------------------------------------
              2,200 Masco Corp.                                                                              41,113
              1,800 Sherwin Williams Co.                                                                     39,038
                                                                                                      -------------
                                                                                                             80,151

Chemicals (4.6%)
-------------------------------------------------------------------------------------------------------------------
                900 Avery Dennison Corp.                                                                     45,450
              1,300 Great Lakes Chemical Corp.                                                               43,388
                850 PPG Industries, Inc.                                                                     37,931
              1,200 Praxair, Inc.                                                                            44,700
              1,300 Rohm & Haas Co.                                                                          39,081
                                                                                                      -------------
                                                                                                            210,550

Combined Utilities (0.7%)
-------------------------------------------------------------------------------------------------------------------
                750 Constellation Energy Group                                                               31,266

Commercial and Consumer Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Manpower, Inc.                                                                           34,813
              1,400 Moody's Corp.                                                                            36,838
              1,650 R. R. Donnelley & Sons Co.                                                               35,475
                                                                                                      -------------
                                                                                                            107,126

Communications Equipment (0.8%)
-------------------------------------------------------------------------------------------------------------------
              1,000 ADTRAN, Inc. (NON)                                                                       38,000

Computers (2.4%)
-------------------------------------------------------------------------------------------------------------------
              3,600 Quantum Corp. (NON)                                                                      54,000
              1,500 Synopsys, Inc. (NON)                                                                     52,313
                                                                                                      -------------
                                                                                                            106,313

Conglomerates (2.1%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Cooper Industries, Inc.                                                                  49,725
                900 Textron, Inc.                                                                            45,394
                                                                                                      -------------
                                                                                                             95,119

Consumer Finance (0.9%)
-------------------------------------------------------------------------------------------------------------------
              1,150 Countrywide Credit Industries, Inc.                                                      43,053

Consumer Goods (1.1%)
-------------------------------------------------------------------------------------------------------------------
              1,100 Clorox Co.                                                                               49,088

Electric Utilities (5.0%)
-------------------------------------------------------------------------------------------------------------------
              1,300 CiNergy Corp.                                                                            39,813
              1,300 Consolidated Edison, Inc.                                                                45,744
              1,100 CP&L, Inc.                                                                               44,344
              2,100 Edison International                                                                     50,138
              1,200 TXU Corp.                                                                                44,475
                                                                                                      -------------
                                                                                                            224,514

Electrical Equipment (1.7%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Hubbell, Inc. Class B                                                                    31,119
              1,200 Rockwell International Corp.                                                             47,175
                                                                                                      -------------
                                                                                                             78,294

Electronics (4.4%)
-------------------------------------------------------------------------------------------------------------------
              2,100 American Power Conversion Corp. (NON)                                                    27,169
              1,500 Arrow Electronics, Inc. (NON)                                                            48,000
              1,800 Avnet, Inc.                                                                              48,375
                800 Dallas Semiconductor Corp.                                                               31,700
              1,400 W. W. Grainger                                                                           44,713
                                                                                                      -------------
                                                                                                            199,957

Energy (2.5%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Diamond Offshore Drilling, Inc.                                                          34,563
              1,000 Tidewater, Inc.                                                                          46,188
                600 Transocean Sedco Forex, Inc.                                                             31,800
                                                                                                      -------------
                                                                                                            112,551

Engineering & Construction (1.9%)
-------------------------------------------------------------------------------------------------------------------
              1,100 Fluor Corp.                                                                              38,500
              1,200 Martin Marietta Materials, Inc.                                                          46,080
                                                                                                      -------------
                                                                                                             84,580

Food (5.1%)
-------------------------------------------------------------------------------------------------------------------
              1,700 Campbell Soup Co.                                                                        49,725
                900 Hershey Foods Corp.                                                                      48,881
              1,900 Kellogg Co.                                                                              48,213
              1,700 Ralston-Ralston Purina Group                                                             41,225
                550 Wrigley (WM) Jr., Co.                                                                    43,553
                                                                                                      -------------
                                                                                                            231,597

Health Care Services (2.5%)
-------------------------------------------------------------------------------------------------------------------
              4,200 Humana, Inc. (NON)                                                                       50,925
              2,600 IMS Health, Inc.                                                                         61,425
                                                                                                      -------------
                                                                                                            112,350

Homebuilding (1.4%)
-------------------------------------------------------------------------------------------------------------------
              1,650 Centex Corp.                                                                             61,050

Insurance (3.8%)
-------------------------------------------------------------------------------------------------------------------
                800 AON Corp.                                                                                33,150
                550 Lincoln National Corp.                                                                   26,606
                450 MBIA, Inc.                                                                               32,709
              1,600 Protective Life Corp.                                                                    37,000
              1,300 Torchmark Corp.                                                                          43,306
                                                                                                      -------------
                                                                                                            172,771

Investment Banking/Brokerage (0.6%)
-------------------------------------------------------------------------------------------------------------------
                450 Bear Stearns Companies, Inc. (The)                                                       27,281

Lodging/Tourism (0.7%)
-------------------------------------------------------------------------------------------------------------------
                800 Marriott International, Inc. Class A                                                     32,400

Machinery (2.6%)
-------------------------------------------------------------------------------------------------------------------
              1,200 Caterpillar, Inc.                                                                        42,075
                950 Ingersoll-Rand Co.                                                                       35,863
              1,000 Parker-Hannifin Corp.                                                                    41,375
                                                                                                      -------------
                                                                                                            119,313

Manufacturing (0.9%)
-------------------------------------------------------------------------------------------------------------------
              1,400 Pentair, Inc.                                                                            41,738

Medical Technology (1.9%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Bausch & Lomb, Inc.                                                                      38,563
              1,400 Becton, Dickson and Co.                                                                  46,900
                                                                                                      -------------
                                                                                                             85,463

Metals (2.7%)
-------------------------------------------------------------------------------------------------------------------
              2,500 Newmont Mining Corp.                                                                     33,906
              1,100 Nucor Corp.                                                                              38,156
              1,100 Phelps Dodge Corp.                                                                       51,425
                                                                                                      -------------
                                                                                                            123,487

Natural Gas Utilities (1.9%)
-------------------------------------------------------------------------------------------------------------------
              1,100 NICOR, Inc.                                                                              38,844
              2,300 Sempra Energy                                                                            47,581
                                                                                                      -------------
                                                                                                             86,425

Office Equipment & Supplies (1.5%)
-------------------------------------------------------------------------------------------------------------------
              1,200 Herman Miller, Inc.                                                                      31,350
              1,200 Pitney Bowes, Inc.                                                                       35,625
                                                                                                      -------------
                                                                                                             66,975

Oil & Gas (3.6%)
-------------------------------------------------------------------------------------------------------------------
                850 Burlington Resources, Inc.                                                               30,600
              1,700 Tosco Corp.                                                                              48,663
              1,300 Unocal Corp.                                                                             44,363
              1,400 USX-Marathon Group, Inc.                                                                 38,063
                                                                                                      -------------
                                                                                                            161,689

Paper & Forest Products (1.7%)
-------------------------------------------------------------------------------------------------------------------
              1,300 Mead Corp.                                                                               37,619
                800 Weyerhaeuser Co.                                                                         37,550
                                                                                                      -------------
                                                                                                             75,169

Photography/Imaging (1.1%)
-------------------------------------------------------------------------------------------------------------------
              1,100 Eastman Kodak Co.                                                                        49,363

Publishing (5.2%)
-------------------------------------------------------------------------------------------------------------------
                800 Gannett Co., Inc.                                                                        46,400
                900 Knight-Ridder, Inc.                                                                      45,225
              1,200 McClatchy Co. (The)                                                                      45,600
                500 McGraw-Hill, Inc.                                                                        32,094
                800 Media General, Inc. Class A                                                              30,400
              1,000 Tribune Co.                                                                              37,063
                                                                                                      -------------
                                                                                                            236,782

Railroads (2.8%)
-------------------------------------------------------------------------------------------------------------------
              1,800 Burlington Northern Santa Fe Corp.                                                       47,813
              1,800 CSX Corp.                                                                                45,563
                800 GATX Corp.                                                                               33,650
                                                                                                      -------------
                                                                                                            127,026

Real Estate (1.4%)
-------------------------------------------------------------------------------------------------------------------
                700 Equity Residential Properties Trust (R)                                                  32,944
                800 Kimco Realty Corp. (R)                                                                   32,200
                                                                                                      -------------
                                                                                                             65,144

Retail (5.0%)
-------------------------------------------------------------------------------------------------------------------
              2,100 May Department Stores Co.                                                                55,125
                600 Payless Shoesource, Inc. (NON)                                                           34,763
              1,400 Sears, Roebuck & Co.                                                                     41,622
              1,900 Supervalu, Inc.                                                                          29,213
              2,350 TJX Cos., Inc.                                                                           64,038
                                                                                                      -------------
                                                                                                            224,761

Semiconductor (1.7%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Novellus Systems, Inc. (NON)                                                             40,938
              1,100 Teradyne, Inc. (NON)                                                                     34,375
                                                                                                      -------------
                                                                                                             75,313

Shipping (0.8%)
-------------------------------------------------------------------------------------------------------------------
              1,300 CNF Transportation, Inc.                                                                 34,694

Technology Services (3.9%)
-------------------------------------------------------------------------------------------------------------------
                600 Affiliated Computer Services, Inc. Class A (NON)                                         33,413
                900 Computer Sciences Corp. (NON)                                                            56,700
              2,400 Keane, Inc. (NON)                                                                        31,200
              1,200 Symbol Technologies, Inc.                                                                54,525
                                                                                                      -------------
                                                                                                            175,838

Textiles (0.8%)
-------------------------------------------------------------------------------------------------------------------
                900 Liz Claiborne, Inc.                                                                      38,250

Tobacco (1.2%)
-------------------------------------------------------------------------------------------------------------------
              2,200 UST, Inc.                                                                                55,550

Toys (0.9%)
-------------------------------------------------------------------------------------------------------------------
              3,300 Mattel, Inc.                                                                             42,694

Trucks & Parts (0.9%)
-------------------------------------------------------------------------------------------------------------------
                700 Johnson Controls, Inc.                                                                   41,724
                                                                                                      -------------
                    Total Common Stocks (cost $4,180,224)                                             $   4,482,033

SHORT-TERM INVESTMENTS (1.6%) (a) (cost 73,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $       73,000 Interest in $680,000,000 joint repurchase agreement dated October 31, 2000 with Morgan Stanley & Co.,
                    Inc. due November 1, 2000 with respect to various
                    U.S. Government obligations -- maturity value of
                    $73,013 for an effective yield of 6.60%                                           $      73,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,253,224) (b)                                           $   4,555,033
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,533,216.

  (b) The aggregate identified cost on a tax basis is $4,253,163, resulting in gross unrealized appreciation and depreciation of $338,609 and $36,739, respectively, or net unrealized appreciation of $301,870.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,253,224) (Note 1)                                            $4,555,033
-------------------------------------------------------------------------------------------
Cash                                                                                    912
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     4,381
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       59,162
-------------------------------------------------------------------------------------------
Total assets                                                                      4,619,488

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     71,775
-------------------------------------------------------------------------------------------
Payable for compensation of manager (Note 2)                                          2,419
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              955
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           395
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             13
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               10,715
-------------------------------------------------------------------------------------------
Total liabilities                                                                    86,272
-------------------------------------------------------------------------------------------
Net assets                                                                       $4,533,216

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4, and 5)                                              $3,730,478
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          9,796
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               491,133
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          301,809
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $4,533,216

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,533,216 divided by 434,992 shares)                                               $10.42
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.42)*                              $11.06
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                          $ 45,169
-------------------------------------------------------------------------------------------
Interest                                                                              2,225
-------------------------------------------------------------------------------------------
Total investment income                                                              47,394

Expenses:
-------------------------------------------------------------------------------------------
Compensation of manager (Note 2)                                                     14,088
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,892
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,124
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,403
-------------------------------------------------------------------------------------------
Auditing                                                                             12,701
-------------------------------------------------------------------------------------------
Legal                                                                                 2,076
-------------------------------------------------------------------------------------------
Other                                                                                   863
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                      (16,041)
-------------------------------------------------------------------------------------------
Total expenses                                                                       20,126
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,135)
-------------------------------------------------------------------------------------------
Net expenses                                                                         17,991
-------------------------------------------------------------------------------------------
Net investment income                                                                29,403
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    297,661
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        199,657
-------------------------------------------------------------------------------------------
Net gain on investments                                                             497,318
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $526,721
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the period
                                                                                     November 1, 1999
                                                                 Six months ended    (commencement of
                                                                       October 31        operations)
                                                                            2000*    to April 30, 2000
------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------
Net investment income                                                  $   29,403       $   19,578
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                          297,661          193,472
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                199,657          102,152
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      526,721          315,202
------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------
  From net investment income                                              (19,850)         (19,335)
------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         180,573          549,905
------------------------------------------------------------------------------------------------------
Total increase in net assets                                              687,444          845,772

Net assets
------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                            3,845,772        3,000,000
------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $9,796 and $243, respectively)                $4,533,216       $3,845,772
------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------
                                     Six months
                                       ended     For the period
Per-share                            October 31   Nov. 1, 1999+
operating performance               (Unaudited)   to April 30
--------------------------------------------------------------
                                        2000         2000
--------------------------------------------------------------
Net asset value,
beginning of period                    $9.24        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (a)(d)             .07          .05
--------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.16          .74
--------------------------------------------------------------
Total from
investment operations                   1.23          .79
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                       (.05)        (.05)
--------------------------------------------------------------
Net asset value,
end of period                         $10.42        $9.24
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 13.36*        9.38*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $4,533       $3,846
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .50*         .50*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)             .73*         .62*
--------------------------------------------------------------
Portfolio turnover (%)                 61.77*       48.32*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note
    2). As a result of such limitation, expenses for the fund for the period ended October 31, 2000 and April 30, 2000 reflect a reduction of $.04 and $ .03 per share, respectively.



NOTES TO FINANCIAL STATEMENTS
October 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Mid Cap Value Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of small companies which Putnam Investments Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are currently undervalued. The fund seeks current income as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 070% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of he fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam
Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31, 2000, fund expenses were reduced by $2,135 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc., at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the six months ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,028,525 and $2,821,547, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Six months ended
                                                            October 31,2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     80,976            $785,970
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,078              19,850
---------------------------------------------------------------------------
                                                83,054             805,820

Shares
repurchased                                    (64,338)           (625,247)
---------------------------------------------------------------------------
Net increase                                    18,716            $180,573
---------------------------------------------------------------------------

                                                             For the period
                                                           November 1, 1999
                                            (commencement of operations) to
                                                             April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     63,199            $548,188
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,269              19,335
---------------------------------------------------------------------------
                                                65,468             567,523

Shares
repurchased                                     (2,133)            (17,618)
---------------------------------------------------------------------------
Net increase                                    63,335            $549,905
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to November 1, 1999, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance if 352,941 shares to Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc. on October 29, 1999.

At October 31, 2000, Putnam Investments, Inc. owned 356,977 shares of the fund (82.1% of shares outstanding), valued at $3,719,700.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas J. Hoey
Vice President and Fund Manager

Edward T. Shadek, Jr.
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Midcap Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


66583  2OV  12/00